Taxes - Current and deferred income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax expense	$ (163)	$ (234)	$ (119)
Deferred tax income	35	192	223
Total income tax (expense)/income	(128)	(42)	104
Country of domicile
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax expense	(17)	(118)	(14)
Deferred tax income	53	45	96
Foreign countries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax expense	(146)	(116)	(105)
Deferred tax income	$ (18)	$ 147	$ 127